Shareholders Equity (Details) $ / shares in Units, $ in Thousands				6 Months Ended
	Aug. 07, 2023 ₪ / shares	May 01, 2023 ₪ / shares shares	Jan. 11, 2023 $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares
Shareholders Equity (Details) [Line Items]
Aggregate ordinary shares			90,000,000	180,000,000
Exercise price | (per share)	₪ 0.026	₪ 0.026		$ 0.018
Purchase of warrant				109,091,100
Warrant exercise price (in Dollars per share) | $ / shares				$ 0.022
Placement agent warrants				28,636,500
Issuance costs (in Dollars) | $				$ 973
Exercised pre-funded warrants				319,091,100
Unlisted options exercisable price		15,500,000
Exercisable ordinary shares		40,000,000
Period of grant				4 years
Issuance of ordinary share				85,000,000
Future grant shares				42,523,000
Pre-funded Warrants [Member]
Shareholders Equity (Details) [Line Items]
Aggregate ordinary shares			210,000,000
Exercise price | $ / shares			$ 0.018
Series A [Member]
Shareholders Equity (Details) [Line Items]
Purchase of warrant			300,000,000	109,091,100
Warrant exercise price (in Dollars per share) | $ / shares			$ 0.02	$ 0.02
Issuance costs (in Dollars) | $				$ 6,526
Series B [Member]
Shareholders Equity (Details) [Line Items]
Purchase of warrant			300,000,000	109,091,100
Warrant exercise price (in Dollars per share) | $ / shares			$ 0.018	$ 0.018
Issuance costs (in Dollars) | $				$ 6,526
Maximum [Member]
Shareholders Equity (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares				$ 0.067
Minimum [Member]
Shareholders Equity (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares				$ 0.018
RD Shares [Member]
Shareholders Equity (Details) [Line Items]
Purchase price (in Dollars per share) | $ / shares			$ 0.018
Board of Directors Chairman [Member]
Shareholders Equity (Details) [Line Items]
Unlisted options exercisable price		15,500,000
Exercisable ordinary shares		40,000,000
Issuance of ordinary share				50,000,000